Portfolio of Investments – as of September 30, 2025 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 76.9% of Net Assets

Non-Convertible Bonds — 74.5%
	ABS Car Loan — 0.6%
$1,070,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	$1,101,610
670,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	677,711
710,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	721,041
680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	696,297
900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	914,095
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	742,052
3,020,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,122,559
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,059,996
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	971,551
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,312,753
200,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	202,547
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,875,448
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	178,420
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	247,649
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	208,258
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,581,339
		16,613,326
	ABS Credit Card — 0.4%
6,145,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	6,241,600
4,285,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	4,317,823
		10,559,423
	ABS Home Equity — 1.3%
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,774,722
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,358,717
3,245,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	3,259,632
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,984,099
8,290,042	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	8,034,983
4,145,021	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,015,186
335,452	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	336,670
3,825,000	PRPM LLC, Series 2025-2, Class A2, 9.560%, 5/25/2030(a)(b)	3,841,206
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$548,573	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	$546,733
3,844,451	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	3,846,373
800,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	804,324
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	990,625
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	698,291
		34,491,561
	ABS Other — 4.2%
2,182,700	AASET Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047(a)	2,068,037
1,282,140	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	1,320,786
1,160,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	1,185,547
1,021,535	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,049,593
330,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	338,454
1,674,027	Business Jet Securities LLC, Series 2024-2A, Class C, 7.974%, 9/15/2039(a)	1,682,673
2,028,037	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,957,920
385,851	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	381,217
2,437,290	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	2,416,237
8,152,699	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	7,820,387
184,898	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	176,103
497,304	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	532,314
3,675,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	3,830,629
6,080,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	6,822,127
2,500,000	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/22/2045(a)	2,498,607
2,535,000	Global SC Finance X Ltd., Series 2025-1H, Class B, 7.848%, 9/22/2045(a)	2,533,798
785,108	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	800,385
329,763	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	339,425
26,682	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	26,142
415,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	422,273
2,705,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class C, 7.400%, 4/10/2032(a)	2,724,187
342,242	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	339,686
238,936	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	238,620
719,899	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	701,873
2,076,813	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046(a)	1,973,703

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$3,467,128	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	$3,315,914
505,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	518,267
2,400,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	2,485,740
684,046	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	686,947
1,200,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.830%, 8/20/2055(a)	1,220,128
10,248,451	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046(a)(b)	9,777,512
435,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	443,201
2,100,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	2,086,913
695,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	708,235
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	453,764
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	455,730
897,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	887,908
3,195,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,267,540
582,303	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	571,108
8,139,630	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	7,677,415
250,513	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	260,697
1,223,475	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	629,440
1,143,337	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,093,353
430,482	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	387,115
236,408	Thunderbolt III Aircraft Lease Ltd., Series 2019-1, Class A, 3.671%, 11/15/2039(a)	232,787
7,525,000	TMCL VII Holdings Ltd., Series 2025-1H, Class B, 8.060%, 7/23/2050(a)	7,540,185
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,615,256
610,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	621,228
1,691,998	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,616,970
1,135,924	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,158,029
1,588,088	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	1,630,044
9,295,248	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	7,803,500
7,688,665	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,219,584
		111,545,233
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — 0.0%
$577,249	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	$578,357
205,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.836%, 5/25/2030(a)(b)	206,371
		784,728
	ABS Student Loan — 0.1%
612,126	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	627,377
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	511,057
1,040,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	1,072,886
		2,211,320
	ABS Whole Business — 0.5%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	6,028,108
1,473,750	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,565,899
502,350	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	520,228
739,863	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	709,419
130,275	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	128,015
1,950,300	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,988,742
1,990,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	2,061,767
		13,002,178
	Aerospace & Defense — 1.6%
2,230,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	2,290,271
1,130,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	1,163,104
7,895,000	Boeing Co., 3.625%, 2/01/2031	7,561,798
15,485,000	Boeing Co., 5.805%, 5/01/2050	15,470,503
345,000	Boeing Co., 5.930%, 5/01/2060	344,653
2,100,000	Boeing Co., 6.528%, 5/01/2034	2,321,479
9,835,000	Boeing Co., 6.858%, 5/01/2054	11,218,815
2,360,000	Boeing Co., 7.008%, 5/01/2064	2,732,062
		43,102,685
	Agency Commercial Mortgage-Backed Securities — 0.0%
1,350,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	1,357,533
	Apartment REITs — 0.1%
1,740,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	1,718,257
	Automotive — 0.3%
2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	2,029,829
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,080,461
3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	3,030,193
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,148,886
		9,289,369
	Banking — 2.7%
1,715,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	1,756,554

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$2,705,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	$2,675,249
10,180,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	10,537,664
6,375,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	6,684,060
6,260,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	6,243,784
1,770,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	1,803,570
3,980,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	4,125,398
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	4,629,342
4,195,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	4,217,447
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	5,922,305
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	14,920,925
7,345,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	7,330,319
		70,846,617
	Brokerage — 0.5%
1,435,000	Citadel LP, 6.000%, 1/23/2030(a)	1,491,513
1,085,000	Citadel LP, 6.375%, 1/23/2032(a)	1,148,380
6,075,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	6,458,919
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	4,150,885
		13,249,697
	Building Materials — 1.6%
9,770,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	9,272,209
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,426,493
1,160,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	1,212,780
3,210,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	3,259,160
4,570,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	4,680,932
13,230,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	13,704,216
		42,555,790
	Cable Satellite — 6.0%
12,245,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	7,747,037
1,220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	1,278,108
2,830,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	3,015,978
1,415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	1,512,065
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,143,773
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	703,969
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	269,864
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	16,879,230
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	1,939,000
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	12,277,968
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	$517,861
6,790,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,733,711
1,955,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,930,995
8,670,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	8,657,272
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	21,803,768
18,540,000	DISH DBS Corp., 7.750%, 7/01/2026	18,362,969
25,930,000	EchoStar Corp., 10.750%, 11/30/2029	28,527,408
23,075,671	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	23,789,863
720,000	Time Warner Cable LLC, 6.550%, 5/01/2037	748,988
		160,839,827
	Chemicals — 0.5%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	9,643,400
2,826,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	2,835,337
		12,478,737
	Construction Machinery — 0.5%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,583,313
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	2,207,291
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	3,007,113
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	7,263,164
		14,060,881
	Consumer Cyclical Services — 0.4%
6,335,000	Expedia Group, Inc., 5.400%, 2/15/2035	6,501,065
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	2,006,290
1,700,000	Uber Technologies, Inc., 4.800%, 9/15/2035	1,684,578
		10,191,933
	Consumer Products — 0.1%
1,130,000	Whirlpool Corp., 6.125%, 6/15/2030	1,138,850
1,215,000	Whirlpool Corp., 6.500%, 6/15/2033	1,212,499
		2,351,349
	Electric — 0.7%
18,103,871	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	17,269,645
1,630,000	Southern Power Co., Series B, 4.900%, 10/01/2035	1,607,507
		18,877,152
	Finance Companies — 2.2%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,711,201
4,530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	4,070,247
15,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	14,960,976
7,035,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	6,942,433
2,570,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	2,680,266
3,695,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	3,849,190
5,510,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	5,676,275
1,110,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,125,517
400,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	421,247
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	921,236

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$5,270,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	$4,921,357
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,794,920
		58,074,865
	Financial Other — 0.3%
785,632	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	46,140
638,303	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	13,564
839,361	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	13,640
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	94,116
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(e)	63,403
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(e)	70,266
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	349,873
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	125,882
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	44,100
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	58,964
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	107,497
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	133,995
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	42,530
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	248,245
4,375,535	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	131,266
948,132	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	23,438
459,809	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(d)	5,398
1,155,773	China Aoyuan Group Ltd., Series IAI, Zero Coupon(b)(c)	6,449
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(e)	28,872
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(e)	55,619
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(e)	19,319
335,000	China Evergrande Group, 9.500%, 3/29/2024(e)	4,606
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(e)	397,068
1,520,688	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	32,315
2,534,479	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	47,521
3,041,376	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	41,819
4,562,064	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	51,323
4,274,541	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	48,089
1,013,791	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	25,345
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(e)	85,643
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	233,646
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	279,374
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	111,276
73,600	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	3,083
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,577,037	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	$229,427
1,580,867	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	237,130
3,169,406	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	467,487
4,765,631	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	713,796
4,777,164	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	716,575
2,249,452	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	338,138
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	23,400
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	135,005
2,909,237	Yuzhou Group Holdings Co. Ltd., 1.000% PIK and/or 0.000% Cash, 6/30/2034(d)	15,826
2,835,915	Yuzhou Group Holdings Co. Ltd., 4.000% PIK and/or 0.000% Cash, 6/30/2028(d)	102,717
4,938,207	Yuzhou Group Holdings Co. Ltd., 4.500% PIK and/or 0.000% Cash, 6/30/2029(d)	139,159
6,591,260	Yuzhou Group Holdings Co. Ltd., 5.000% PIK and/or 0.000% Cash, 6/30/2030(d)	141,383
9,245,947	Yuzhou Group Holdings Co. Ltd., 5.500% PIK and/or 0.000% Cash, 6/30/2031(d)	135,176
3,344,836	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)	428,106
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	11,156
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	912
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(e)	894
		6,879,971
	Food & Beverage — 0.9%
835,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	923,096
5,520,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	5,637,079
2,555,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	2,684,034
7,565,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	6,924,534
860,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	949,517
7,340,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,857,389
		23,975,649
	Government Owned - No Guarantee — 0.0%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	479,705
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	568,820
		1,048,525
	Health Insurance — 0.2%
3,000,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	2,776,157
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,883,788
		6,659,945
	Healthcare — 0.1%
1,675,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	1,745,664
	Home Construction — 0.4%
2,065,000	DR Horton, Inc., 5.500%, 10/15/2035	2,140,989
9,610,000	Meritage Homes Corp., 5.650%, 3/15/2035	9,757,700
		11,898,689

Principal Amount (‡)	Description	Value (†)

	Independent Energy — 3.3%
$6,510,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	$6,630,112
5,930,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	5,888,711
1,835,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,900,444
3,010,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	3,083,778
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	9,934,055
9,276,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	9,565,728
6,945,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	6,822,421
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,770,309
805,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	806,570
20,420,000	Matador Resources Co., 6.250%, 4/15/2033(a)	20,515,954
1,370,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	1,389,343
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	1,791
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	952
2,050,000	SM Energy Co., 6.750%, 8/01/2029(a)	2,059,826
3,445,000	SM Energy Co., 7.000%, 8/01/2032(a)	3,447,656
1,420,000	Var Energi ASA, 6.500%, 5/22/2035(a)	1,509,895
1,475,000	Var Energi ASA, 8.000%, 11/15/2032(a)	1,711,797
4,625,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	4,702,330
		87,741,672
	Industrial Other — 0.3%
7,705,000	TopBuild Corp., 5.625%, 1/31/2034(a)	7,676,991
	Leisure — 1.0%
6,880,000	Carnival Corp., 5.750%, 3/15/2030(a)	7,024,384
6,065,000	Carnival Corp., 6.000%, 5/01/2029(a)	6,155,526
4,230,000	Carnival Corp., 6.125%, 2/15/2033(a)	4,335,902
4,060,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	4,175,432
6,195,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	6,231,128
		27,922,372
	Life Insurance — 1.4%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	26,547,400
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,730,025
		36,277,425
	Lodging — 0.9%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,273,312
1,745,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	1,628,506
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	4,009,373
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	12,269,688
3,790,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	3,778,441
		22,959,320
	Media Entertainment — 1.4%
1,530,000	AppLovin Corp., 5.375%, 12/01/2031	1,582,748
8,850,000	AppLovin Corp., 5.500%, 12/01/2034	9,135,379
9,580,000	Discovery Communications LLC, 3.625%, 5/15/2030	8,850,058
1,955,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,794,045
1,240,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	973,995
4,694,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	3,899,788
10,453,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	9,577,561
1,235,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	985,295
		36,798,869
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 1.6%
$17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	$18,935,873
15,260,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	16,816,454
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032(a)	6,060,170
		41,812,497
	Midstream — 1.9%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,095,327
3,185,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	3,371,633
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,452,171
6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	5,500,757
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	3,034,472
14,300,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	14,172,438
4,775,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	5,026,439
4,775,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	5,071,895
4,085,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,513,966
4,100,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,627,704
1,580,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	1,628,501
		51,495,303
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	305,300
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.021%, 12/15/2038(a)(b)	7,221,342
8,597,541	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 5.295%, 9/10/2045(a)(b)	8,441,926
77,221	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	75,001
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,514,769
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,241,727
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	3,896,308
445,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.750%, 10/15/2042(a)(b)	445,000
485,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.500%, 10/15/2042(a)(b)	485,000
600,000	Extended Stay America Trust, Series 2025-ESH, Class F, 1 mo. USD SOFR + 4.100%, 8.250%, 10/15/2042(a)(b)	600,000
1,012,623	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	997,109
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033(a)(b)	2,515,200
900,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	779,865
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(b)	1,093,462

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.689%, 12/15/2047(a)(b)	$274,790
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	1,846,407
2,595,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class C, 1 mo. USD SOFR + 2.400%, 6.550%, 1/15/2042(a)(b)	2,582,264
1,795,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class D, 1 mo. USD SOFR + 3.150%, 7.300%, 1/15/2042(a)(b)	1,784,996
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.212%, 8/15/2046(b)	683,838
1,180,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	984,293
184,561	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.913%, 7/15/2046(b)	179,024
675,040	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	627,794
5,367,911	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.284%, 8/15/2046(b)	5,171,822
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.284%, 8/15/2046(b)	2,350,826
602,138	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	539,672
		47,637,735
	Oil Field Services — 0.4%
10,605,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	10,391,136
	Other REITs — 0.4%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,524,176
7,250,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	7,297,830
		9,822,006
	Packaging — 0.8%
20,585,000	Ball Corp., 5.500%, 9/15/2033	20,806,267
	Pharmaceuticals — 2.2%
8,690,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	7,777,550
7,960,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	8,334,757
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	6,213,944
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	5,615,078
25,290,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	18,874,182
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,771,355
685,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	713,418
1,245,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	1,282,237
		57,582,521
	Property & Casualty Insurance — 0.6%
6,435,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(a)	6,587,162
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$6,780,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	$7,094,518
3,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	3,675,661
		17,357,341
	Restaurants — 0.8%
13,685,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	12,897,064
8,105,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	8,202,463
		21,099,527
	Retailers — 0.9%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,527,493
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,533,135
7,520,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	7,355,162
3,680,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,882,400
7,840,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	7,851,652
		24,149,842
	School District — 0.1%
3,090,000	AppLovin Corp., 5.125%, 12/01/2029	3,161,089
	Sovereigns — 6.3%
8,175,000	Chile Government International Bonds, 3.100%, 1/22/2061	5,050,924
16,140,000	Chile Government International Bonds, 3.250%, 9/21/2071	10,018,098
3,835,000	Chile Government International Bonds, 4.340%, 3/07/2042	3,386,689
13,205,000	Chile Government International Bonds, 5.650%, 1/13/2037	13,873,833
11,346,000	Kuwait International Bonds, 4.652%, 10/09/2035	11,346,000
6,925,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	6,977,838
17,545,000	Mexico Government International Bonds, 5.375%, 3/22/2033	17,492,365
980,000	Oman Government International Bonds, 5.625%, 1/17/2028	1,003,721
925,000	Oman Government International Bonds, 6.000%, 8/01/2029	974,732
5,130,000	Philippines Government International Bonds, 2.650%, 12/10/2045	3,456,301
11,330,000	Philippines Government International Bonds, 2.950%, 5/05/2045	8,109,334
6,240,000	Philippines Government International Bonds, 5.900%, 2/04/2050	6,646,732
3,500,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	3,231,744
7,040,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	6,466,330
4,915,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	5,993,399
2,580,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	3,146,077
4,575,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	5,540,316
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	200,505
10,895,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	11,712,561

Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$7,475,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	$8,043,250
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,376,167
15,455,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	18,580,431
5,540,000	Romania Government International Bonds, 6.750%, 7/11/2039, (EUR)(a)	6,630,748
8,665,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	8,718,030
		168,976,125
	Technology — 3.9%
10,821,000	Block, Inc., 3.500%, 6/01/2031	10,070,268
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,965,317
1,255,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	1,161,471
10,845,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	11,119,983
4,790,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	4,763,282
5,995,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	6,069,597
9,980,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	9,824,790
3,150,000	Leidos, Inc., 5.400%, 3/15/2032	3,272,482
6,380,000	Leidos, Inc., 5.500%, 3/15/2035	6,610,482
12,400,000	Micron Technology, Inc., 5.875%, 9/15/2033	13,191,089
3,430,000	MSCI, Inc., 5.250%, 9/01/2035	3,458,397
2,710,000	NetApp, Inc., 5.500%, 3/17/2032	2,819,602
2,170,000	NetApp, Inc., 5.700%, 3/17/2035	2,268,369
7,985,000	Oracle Corp., 5.200%, 9/26/2035	8,028,969
1,925,000	Paychex, Inc., 5.600%, 4/15/2035	2,015,248
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	4,990,296
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	659,059
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	553,727
3,650,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	3,776,940
4,165,000	Synopsys, Inc., 5.700%, 4/01/2055	4,203,446
343,813	Wolfspeed, Inc., 7.000%, 6/15/2031	510,812
		105,333,626
	Treasuries — 18.0%
30,935,000	Australia Government Bonds, 1.000%, 11/21/2031, (AUD)	17,269,252
147,275(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	24,223,309
32,300,000	Bundesschatzanweisungen, 1.900%, 9/16/2027, (EUR)	37,833,213
5,055,000(h )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	26,512,010
809,770,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	42,908,184
529,020,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	12,590,353
779,595,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	18,746,152
89,295,000	U.S. Treasury Notes, 3.750%, 4/30/2027	89,420,571
188,340,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	190,495,610
5,425,000	U.S. Treasury Notes, 4.500%, 5/31/2029	5,577,154
293,070,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	7,463,967
283,105,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,785,760
		480,825,535
Principal Amount (‡)	Description	Value (†)

	Wirelines — 0.3%
$7,065,000	AT&T, Inc., 5.375%, 8/15/2035	$7,276,444
	Total Non-Convertible Bonds (Identified Cost $2,124,628,712)	1,987,514,547

Convertible Bonds — 1.6%
	Cable Satellite — 0.5%
5,176,509	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	12,734,212
	Consumer Cyclical Services — 0.1%
889,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	1,010,348
353,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	425,895
854,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	881,695
587,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	862,890
		3,180,828
	Diversified Manufacturing — 0.1%
454,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	628,563
878,000	Itron, Inc., 1.375%, 7/15/2030	1,006,188
		1,634,751
	Electric — 0.1%
524,000	Evergy, Inc., 4.500%, 12/15/2027	658,406
600,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	647,400
		1,305,806
	Financial Other — 0.0%
103,296	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	1,607
760,401	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2025(a)	19,010
1,013,791	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	22,810
1,267,298	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	23,762
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	38,017
2,027,583	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	38,017
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	47,522
2,534,479	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	47,522
4,781,437	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	89,652
8,042,211	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	448,273
		776,192
	Food & Beverage — 0.1%
1,398,000	Post Holdings, Inc., 2.500%, 8/15/2027	1,568,556
	Independent Energy — 0.0%
641,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	641,961
	Industrial Other — 0.1%
456,000	Fluor Corp., 1.125%, 8/15/2029	541,044
245,000	Granite Construction, Inc., 3.750%, 5/15/2028	589,470
		1,130,514
	Leisure — 0.0%
814,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	957,976

Principal Amount (‡)	Description	Value (†)

	Media Entertainment — 0.0%
$299,000	Sea Ltd., 2.375%, 12/01/2025	$590,375
277,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	378,521
		968,896
	Midstream — 0.0%
663,000	UGI Corp., 5.000%, 6/01/2028	847,428
	Pharmaceuticals — 0.0%
892,000	Jazz Investments I Ltd., 3.125%, 9/15/2030	1,058,358
	Retailers — 0.0%
388,000	Freshpet, Inc., 3.000%, 4/01/2028	436,112
	Technology — 0.6%
377,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	428,084
627,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	648,443
1,200,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	1,332,478
1,363,000	Datadog, Inc., Zero Coupon, 12/01/2029(a)	1,349,370
652,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	621,030
1,123,000	Global Payments, Inc., 1.500%, 3/01/2031	1,027,831
1,032,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	1,200,240
142,000	InterDigital, Inc., 3.500%, 6/01/2027	634,953
543,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	652,764
1,021,000	Nutanix, Inc., 0.500%, 12/15/2029(a)	1,149,342
1,309,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	1,324,053
231,000	Seagate HDD Cayman, 3.500%, 6/01/2028	665,280
738,000	Snowflake, Inc., Zero Coupon, 10/01/2029	1,155,339
687,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	753,983
534,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	583,128
208,000	Wolfspeed, Inc., 2.500%, 6/15/2031	497,120
920,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	912,180
		14,935,618
	Total Convertible Bonds (Identified Cost $38,826,173)	42,177,208

Municipals — 0.8%
	Virginia — 0.8%
28,335,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $28,332,718)	21,340,335
	Total Bonds and Notes (Identified Cost $2,191,787,603)	2,051,032,090

Senior Loans — 8.0%
	Aerospace & Defense — 0.0%
1,021,794	TransDigm, Inc., 2025 Term Loan K, 3 mo. USD SOFR + 2.250%, 6.252%, 3/22/2030(b)(j)	1,020,568
	Automotive — 0.1%
2,535,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(e)	891,788
1,970,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(e)	693,814
		1,585,602
Principal Amount (‡)	Description	Value (†)

	Brokerage — 0.4%
$1,263,634	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD SOFR + 2.000%, 6.163%, 10/31/2031(b)(j)	$1,265,694
9,370,528	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.163%, 4/07/2028(b)(j)	9,373,901
		10,639,595
	Cable Satellite — 0.1%
1,429,324	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.650%, 1/18/2028(b)(j)	1,419,218
	Chemicals — 0.2%
4,655,000	Solstice Advanced Materials, Inc., Term Loan B, 9/17/2032(k)	4,657,933
	Construction Machinery — 0.1%
1,075,000	Herc Holdings, Inc., Term Loan B, 1 mo. USD SOFR + 2.000%, 6.255%, 6/02/2032(b)(j)	1,079,031
925,356	Terex Corp., 2025 Term Loan, 10/08/2031(k)	926,281
1,002,456	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(j)	1,006,526
		3,011,838
	Consumer Cyclical Services — 0.3%
7,475,554	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 11/14/2030(b)(j)	7,484,898
	Diversified Manufacturing — 0.2%
6,405,695	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(j)	6,397,688
	Electric — 0.5%
1,326,633	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(k)	1,326,222
11,474,006	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(j)	11,470,449
		12,796,671
	Environmental — 0.1%
4,065,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(k)	4,070,081
	Gaming — 0.3%
3,098,463	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(j)	3,085,295
5,092,238	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(j)	5,082,359
646,829	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.393%, 4/14/2029(b)(j)	647,236
		8,814,890
	Healthcare — 0.7%
1,649,157	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 8.166%, 9/29/2028(b)(j)	1,647,095
13,521,722	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.413%, 1/15/2031(b)(j)	13,510,499
1,169,117	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/09/2031(b)(j)	1,170,696
348,816	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	349,339

Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$61,248	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(j)	$61,340
3,171,286	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(j)	3,176,043
		19,915,012
	Leisure — 0.1%
1,481,250	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 5/01/2031(b)(j)	1,470,511
	Lodging — 0.6%
4,583,402	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.908%, 11/08/2030(b)	4,586,335
121,201	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 8/02/2028(b)(j)	121,005
11,958,642	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(j)	11,939,987
		16,647,327
	Paper — 0.3%
6,792,052	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/23/2031(b)	6,788,385
	Property & Casualty Insurance — 1.7%
10,796,255	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.666%, 9/19/2031(b)(j)	10,764,946
13,349,293	Amynta Agency Borrower, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.913%, 12/29/2031(b)(j)	13,294,427
13,840,537	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.940%, 2/15/2031(b)(j)	13,759,847
3,647,234	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.250%, 6.575%, 6/20/2030(b)(j)	3,651,684
940,890	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 9/15/2031(b)(j)	940,598
1,734,409	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 5/06/2031(b)(j)	1,731,703
		44,143,205
	Technology — 2.2%
1,267,738	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.885%, 10/24/2030(b)(j)	1,268,536
18,253,801	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 6.913%, 10/31/2031(b)(j)	17,768,981
13,502,150	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.255%, 6/27/2031(b)(j)	13,535,905
9,005,000	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.879%, 9/13/2032(b)(j)	9,024,721
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$5,158,240	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.413%, 3/20/2032(b)(j)	$5,162,935
12,578,995	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.913%, 6/24/2031(b)(j)	12,566,793
		59,327,871
	Wireless — 0.1%
2,939,656	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.920%, 1/25/2031(b)(j)	2,948,328
	Total Senior Loans (Identified Cost $213,796,871)	213,139,621

Shares
Common Stocks— 6.2%
	Aerospace & Defense — 0.1%
5,560	General Electric Co.	1,672,559
4,732	Lockheed Martin Corp.	2,362,262
		4,034,821
	Air Freight & Logistics — 0.1%
40,234	United Parcel Service, Inc., Class B	3,360,746
	Biotechnology — 0.5%
17,464	AbbVie, Inc.	4,043,615
110,189	BioMarin Pharmaceutical, Inc.(f)	5,967,836
36,081	Gilead Sciences, Inc.	4,004,991
		14,016,442
	Capital Markets — 0.4%
12,564	CME Group, Inc.	3,394,667
2,862	Moody's Corp.	1,363,686
32,496	Morgan Stanley	5,165,564
		9,923,917
	Chemicals — 0.1%
37,695	Corteva, Inc.	2,549,313
3,040	Linde PLC	1,444,000
		3,993,313
	Construction Materials — 0.0%
148,908	Cemex SAB de CV, ADR	1,338,683
	Consumer Staples Distribution & Retail — 0.1%
3,605	Costco Wholesale Corp.	3,336,896
	Containers & Packaging — 0.2%
20,773	Packaging Corp. of America	4,527,060
	Diversified REITs — 0.0%
3,376	NexPoint Diversified Real Estate Trust	12,457
	Electric Utilities — 0.2%
33,440	Duke Energy Corp.	4,138,200
	Electrical Equipment — 0.1%
26,695	Emerson Electric Co.	3,501,850
	Electronic Equipment, Instruments & Components — 0.1%
13,590	Amphenol Corp., Class A	1,681,763
	Financial Services — 0.2%
8,763	Mastercard, Inc., Class A	4,984,482
	Ground Transportation — 0.1%
15,549	Union Pacific Corp.	3,675,317

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 0.1%
11,245	Abbott Laboratories	$1,506,155
	Health Care Providers & Services — 0.3%
11,080	Elevance Health, Inc.	3,580,170
10,080	UnitedHealth Group, Inc.	3,480,624
		7,060,794
	Hotels, Restaurants & Leisure — 0.1%
467	Booking Holdings, Inc.	2,521,459
2,907	Royal Caribbean Cruises Ltd.	940,647
		3,462,106
	Household Durables — 0.1%
6,289	Garmin Ltd.	1,548,478
	Household Products — 0.5%
55,272	Colgate-Palmolive Co.	4,418,444
49,484	Kimberly-Clark Corp.	6,152,841
25,936	Procter & Gamble Co.	3,985,066
		14,556,351
	Interactive Media & Services — 0.2%
18,651	Alphabet, Inc., Class A	4,534,058
	Machinery — 0.1%
4,779	Deere & Co.	2,185,246
	Media — 0.3%
1,317,588	Altice USA, Inc., Class A(f)	3,175,387
139,210	Comcast Corp., Class A	4,373,978
461,939	iHeartMedia, Inc., Class A(f)	1,325,765
		8,875,130
	Oil, Gas & Consumable Fuels — 0.3%
9,229	Battalion Oil Corp.(f)	11,167
36,073	Exxon Mobil Corp.	4,067,231
67,218	Williams Cos., Inc.	4,258,260
		8,336,658
	Pharmaceuticals — 0.6%
70,670	Bristol-Myers Squibb Co.	3,187,217
8,301	Johnson & Johnson	1,539,172
83,074	Merck & Co., Inc.	6,972,401
176,992	Teva Pharmaceutical Industries Ltd., ADR(f)	3,575,238
		15,274,028
	Real Estate Management & Development — 0.0%
288,943	China Aoyuan Group Ltd.(f)	4,270
723,818	Sunac China Holdings Ltd.(f)	157,995
3,205,816	Yuzhou Group Holdings Co. Ltd.(f)	105,048
		267,313
	Retail REITs — 0.1%
19,126	Simon Property Group, Inc.	3,589,376
	Semiconductors & Semiconductor Equipment — 0.3%
1,739	ASML Holding NV	1,683,509
7,617	Broadcom, Inc.	2,512,924
7,912	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,209,742
28,456	Wolfspeed, Inc.(f)	813,855
		7,220,030
	Software — 0.6%
10,278	Microsoft Corp.	5,323,490
23,956	Salesforce, Inc.	5,677,572
17,722	SAP SE, ADR	4,735,496
		15,736,558
Shares	Description	Value (†)
	Specialty Retail — 0.2%
34,175	TJX Cos., Inc.	$4,939,654
	Technology Hardware, Storage & Peripherals — 0.2%
19,428	Apple, Inc.	4,946,952
23,768	IQOR US, Inc.(f)	35,652
		4,982,604
	Total Common Stocks (Identified Cost $206,180,952)	166,600,486

Principal Amount (‡)
Equity-Linked Notes — 4.4%
$3,915,700	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	4,015,334
4,129,249	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	4,330,455
4,047,366	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	4,037,328
3,951,258	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	3,888,694
3,299,638	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	3,166,060
4,182,887	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	3,884,873
3,320,393	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	3,168,280
1,283,356	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	1,273,875
2,673,784	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	2,830,498
4,011,253	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	3,989,611
3,983,244	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	4,018,490
3,042,842	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	3,214,343
3,735,009	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	3,692,323
4,001,938	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	4,005,900
2,655,494	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	2,669,323
3,404,634	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	3,660,738
4,254,050	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	4,264,477
4,072,817	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	4,340,779
3,900,252	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	3,903,734
4,012,753	BNP Paribas Issuance BV, (Cardinal Health, Inc.), 15.070%, 2/03/2026(a)	4,075,685
4,030,349	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	4,154,627
1,279,991	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	1,335,631
4,181,323	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 11.830%, 2/11/2026(a)	3,683,719
2,657,085	Citigroup Global Markets Holdings, Inc., (Honeywell International, Inc.), 12.100%, 1/06/2026(a)	2,626,181

Principal Amount (‡)	Description	Value (†)
$4,030,023	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	$3,593,075
2,595,107	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	2,595,107
3,235,487	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	3,357,121
4,050,947	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	3,969,332
4,014,789	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	4,009,428
4,090,127	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	4,233,859
2,569,865	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	2,550,795
3,877,046	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	4,225,840
3,976,892	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	4,083,468
	Total Equity-Linked Notes (Identified Cost $116,466,948)	116,848,983

Collateralized Loan Obligations — 1.1%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.687%, 10/20/2031(a)(b)	6,738,258
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.437%, 7/20/2034(a)(b)	4,972,377
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.579%, 10/15/2034(a)(b)	2,679,577
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.068%, 1/15/2038(a)(b)	3,128,020
2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.126%, 4/20/2037(a)(b)	2,903,758
4,390,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.682%, 4/22/2034(a)(b)	4,357,132
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.587%, 4/20/2031(a)(b)	2,939,928
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.619%, 7/23/2037(a)(b)	997,721
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.337%, 10/20/2034(a)(b)	1,543,406
	Total Collateralized Loan Obligations (Identified Cost $30,225,000)	30,260,177

Shares	Description	Value (†)
Preferred Stocks — 0.6%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.1%
35,699	Boeing Co., 6.000%	$2,483,579
	Brokerage — 0.0%
10,550	Apollo Global Management, Inc., 6.750%	741,454
	Building Materials — 0.0%
7,150	QXO, Inc., 5.500%	393,179
	Electric — 0.1%
25,390	PG&E Corp., Series A, 6.000%	999,858
	Total Convertible Preferred Stocks (Identified Cost $4,233,372)	4,618,070

Non-Convertible Preferred Stocks — 0.4%
	Home Construction — 0.2%
208,246	Hovnanian Enterprises, Inc., 7.625%	4,327,352
	Office REITs — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%(m)	1,418,350
	Other REITs — 0.2%
115,797	Prologis, Inc., Series Q, 8.540%	6,397,784
	Total Non-Convertible Preferred Stocks (Identified Cost $8,314,041)	12,143,486
	Total Preferred Stocks (Identified Cost $12,547,413)	16,761,556

Other Investments — 0.0%
	Professional Services — 0.0%
17,706,962	CFLD Cayman Trust Units(f)(m) (Identified Cost $85,398)	86,943
	Total Purchased Options — 0.1% (Identified Cost $2,758,490) (see details below)	2,681,289

Principal Amount (‡)
Short-Term Investments — 3.2%
$60,877,021	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $60,881,503 on 10/01/2025 collateralized by $60,062,300 U.S. Treasury Note, 3.625% due 5/31/2028 valued at $60,769,347; $1,310,000 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $1,325,346 including accrued interest(n)	60,877,021
6,625,000	U.S. Treasury Bills, 3.982%, 2/05/2026(o)	6,537,373
16,990,000	U.S. Treasury Bills, 4.131%, 1/15/2026(o)	16,800,576
	Total Short-Term Investments (Identified Cost $84,192,298)	84,214,970
	Total Investments — 100.5% (Identified Cost $2,858,040,973)	2,681,626,115
	Other assets less liabilities — (0.5)%	(12,591,259)
	Net Assets — 100.0%	$2,669,034,856

Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	113	3,900,000	$438,750,000	$2,689,401	$2,620,332
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	124	3,900,000	438,750,000	69,089	60,957
Total					$2,758,490	$2,681,289

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	114	(7,800,000)	$(877,500,000)	$(2,908,698)	$(2,925,000)
CBOT 5 Year U.S. Treasury Notes, Call	10/24/2025	110	(3,050,000)	(333,045,705)	(343,737)	(333,609)
Total					$(3,252,435)	$(3,258,609)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to
$1,073,574,478 or 40.2% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(m)	Level 3 security. Value has been determined using significant unobservable inputs.
(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/17/2025	EUR	S	8,149,000	$9,584,446	$9,609,291	$(24,845)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	13,496	$1,471,890,455	$1,473,699,944	$1,809,489

At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	803	$167,253,691	$167,343,945	$(90,254)
CBOT U.S. Long Bond Futures	12/19/2025	416	47,488,162	48,503,000	(1,014,838)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	522	61,069,250	62,672,625	(1,603,375)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	3,463	394,192,861	398,515,547	(4,322,686)
Total					$(7,031,153)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$2,051,032,090	$ —	$2,051,032,090
Senior Loans(a)	—	213,139,621	—	213,139,621
Common Stocks
Real Estate Management & Development	105,048	162,265	—	267,313
Technology Hardware, Storage & Peripherals	4,946,952	35,652	—	4,982,604
All Other Common Stocks(a)	161,350,569	—	—	161,350,569
Total Common Stocks	166,402,569	197,917	—	166,600,486
Equity-Linked Notes	—	116,848,983	—	116,848,983
Collateralized Loan Obligations	—	30,260,177	—	30,260,177
Preferred Stocks
Convertible Preferred Stocks(a)	4,618,070	—	—	4,618,070
Non-Convertible Preferred Stocks
Home Construction	4,327,352	—	—	4,327,352
Office REITs	—	—	1,418,350	1,418,350
Other REITs	—	6,397,784	—	6,397,784
Total Non-Convertible Preferred Stocks	4,327,352	6,397,784	1,418,350	12,143,486
Total Preferred Stocks	8,945,422	6,397,784	1,418,350	16,761,556

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Investments
Professional Services	$ —	$ —	$86,943	$86,943
Short-Term Investments	—	84,214,970	—	84,214,970
Purchased Options(a)	2,681,289	—	—	2,681,289
Total Investments	178,029,280	2,502,091,542	1,505,293	2,681,626,115
Futures Contracts (unrealized appreciation)	1,809,489	—	—	1,809,489
Total	$179,838,769	$2,502,091,542	$1,505,293	$2,683,435,604

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(3,258,609)	$ —	$ —	$(3,258,609)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(24,845)	—	(24,845)
Futures Contracts (unrealized depreciation)	(7,031,153)	—	—	(7,031,153)
Total	$(10,289,762)	$(24,845)	$ —	$(10,314,607)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or September 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$1,625,746	$ —	$ —	$(207,396)	$ —	$ —	$ —	$ —	$1,418,350	$(207,396)
Other Investments
Professional Services	—	—	—	1,545	85,398	—	—	—	86,943	1,545
Total	$1,625,746	$ —	$ —	$(205,851)	$85,398	$ —	$ —	$ —	$1,505,293	$(205,851)